Note 6 - Warrants - Warrants Outstanding (Details) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Outstanding (in shares)	13,779,438	8,838,122
Issued (in shares)	6,822,855	12,693,395
Exercised (in shares)	(2,818,271)
Expired (in shares)	(2,383,545)	(7,752,079)
Outstanding (in shares)	20,035,114	13,779,438
Prior year extensions (in shares)	4,634,637
Prior year extensions, price range (in dollars per share)	$ 0.30
Minimum [Member]
Outstanding, price range (in dollars per share)	0.125	$ 0.125
Issued, price range (in dollars per share)	0.35	0.30
Exercised, price range (in dollars per share)	0.25	0.30
Expired, price range (in dollars per share)	0.55	0.25
Outstanding, price range (in dollars per share)	0.125	0.125
Maximum [Member]
Outstanding, price range (in dollars per share)	1	1
Issued, price range (in dollars per share)	0.75	0.45
Exercised, price range (in dollars per share)	0.40	0.50
Expired, price range (in dollars per share)	0.75	0.75
Outstanding, price range (in dollars per share)	$ 1	$ 1